OTHER RECEIVABLES, NET - Summary of Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Other Receivables [Line Items]
Charge to expense	$ (37,829)	¥ 259,766	¥ 109,302	¥ 247,612
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	131,346	901,930	1,505,419
Charge to expense	37,829	259,766	109,302
Add: reversal of (less: write-off) bad debt allowance	43,693	300,028	(712,791)
Ending balance	$ 212,868	¥ 1,461,724	¥ 901,930	¥ 1,505,419